Note 14 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of reconciliation of changes in goodwill [text block]
	2017	2016

Balance at end of previous year	30,511.2	30,953.1
Effect of movements in foreign exchange	489.7	(2,388.9)
Acquisition and disposal through business combinations (i)	401.0	1,947.0
Balance at the end of year	31,401.9	30,511.2

Disclosure of information for cash-generating units [text block]
	Functional currency	2017	2016
LAN:
Brazil	BRL	17,668.4	17,424.6
Goodwill		102,911.0	102,667.2
Non-controlling transactions (i)		(85,242.6)	(85,242.6)
Dominican Republic	DOP	3,163.6	3,224.9
Cuba (ii)	USD	2.7	3.6
Panama	PAB	1,149.3	1,060.1

LAS:
Argentina	ARS	443.9	518.0
Bolivia	BOB	1,170.1	1,152.8
Chile	CLP	47.0	42.7
Paraguay	PYG	786.1	753.7
Uruguay	UYU	170.7	165.8

NA:
Canada	CAD	6,800.1	6,165.0
		31,401.9	30,511.2

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
	2017			2016
Latin America North	from 8.59%	to	10.29%	from 8.39%	to	10.27%